Accounting Policies, by Policy (Policies)	12 Months Ended
Jun. 30, 2023
Summary of Significant Accounting Policies [Abstract]
Basis of presentation and consolidation
(a)	Basis of presentation and consolidation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The consolidated financial statements include the financial statements of the Group, all of its majority-owned subsidiaries and the VIEs of which the Group is the primary beneficiary, from the dates they were acquired or incorporated. All intercompany balances and transactions have been eliminated in consolidation.

Use of estimates
(b)	Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management of the Group to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Significant accounting estimates reflected in the Group’s consolidated financial statements include but are not limited to estimates and judgments applied in the allowance for doubtful loans and receivables, impairment assessment of long-lived assets, valuation allowance for deferred tax assets, fair value measurement of investments, and uncertain tax positions, assumptions related to the consolidation of entities in which the Group holds variable interests. Actual results could differ from those estimates and judgments.

Cash and cash equivalents
(c)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, cash in bank and short-term, highly liquid investments that are readily convertible to known amounts of cash with original maturity of three months or less, and have insignificant risk of changes in value related to changes in interest rates.

Restricted cash
(d)	Restricted cash

Restricted cash mainly represents the investors’ uninvested cash balances temporarily deposited in the Group’s bank account. These cash balances were under the custody and supervision of the designated financial institution as required by China Securities Regulatory Commission, for the purpose of preventing misuse of investors’ funds.

Accounts receivable, other receivables and current assets, and amount due from related parties, net
(e)	Accounts receivable, other receivables and current assets, and amount due from related parties, net

Accounts receivable, other receivables and current assets and amount due from related parties are recorded at net realizable value consisting of the carrying amount less an allowance for uncollectible accounts as needed. The allowance for doubtful accounts is the Group’s best estimate of the amount of probable credit losses in the Group’s existing accounts receivable, other receivables and current assets and amount due from related parties. The Group determines the allowance based on aging data, historical collection experience, customer specific facts and economic conditions. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Group did not have any off-balance-sheet credit exposure relating to its customers, suppliers or others. As of June 30, 2022 and 2023, the Group recorded RMB6,892 as allowances for doubtful accounts against its accounts receivable, and did not record any allowances for doubtful accounts against its other receivables and current assets and amount due from related parties. The Group did not charge off any allowances for the years ended June 30, 2022 and 2023.

Short-term loans receivable
(f)	Short-term loans receivable

The Group recognizes the contractual right to receive money on demand or on fixed or determinable dates as loans receivable. For those that the contractual maturity date is less than one year, the Group records as short-term loans receivable. As of June 30, 2022 and 2023, the Group did not have any short-term loans receivable.

The Group recognized interest income on an accrual basis using the straight-line method over the fixed or determinable dates.

Investments
(g)	Investments

The Group accounts for the investments pursuant to FASB ASC Topic 321, Investments-Equity Securities and ASC Topic 323, Investments-Equity Method and Joint Ventures.

As of June 30, 2022, the Group recorded an investment in a private fund as short-term investment on the Consolidated Balance Sheets under the equity method. This investment was classified as short-term because the management believes that the purpose of holding this investment is for effective use of idle cash and the estimated holding period is short-term, and this investment does not have lock-up period and can be redeemed without restriction. Gains or losses were realized when such investments’ fair value changed. In December 2022, the Group redeemed this investment, therefore as of June 30, 2023, the Group did not have any short-term investment.

The Group monitors the investments for impairment indicators and makes appropriate reduction in carrying values as required whenever events or changes in circumstances indicate that the assets may be impaired. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than cost and the Group’s intent and ability to hold the investment to determine whether an impairment has occurred. The Group has not recorded an impairment for each of the years ended June 30, 2021, 2022 and 2023.

Property and equipment, net
(h)	Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment losses, if any. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use. Maintenance, repairs and betterments, including replacement of minor items, are charged to expense; major additions to physical properties are capitalized.

Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives, without residual value:

Estimated useful life
Office equipment, furniture, fixtures	3-5 years
Motor vehicles	3-5 years
Leasehold improvements	Shorter of the remaining lease terms and estimated useful lives

Intangible assets, net
(i)	Intangible assets, net

Intangible assets represent software and operating system, including the office automatic system, transaction platform and fund distribution systems that were purchased from external third-party vendors. The intangible assets were initially recorded at historic acquisition costs, and amortized on a straight-line basis over estimated useful lives for three years.

Costs associated with the engineering and technical headcounts responsible for software development, as well as their associated costs, are expensed as incurred.

These intangible assets are tested for impairment at the time of a triggering event, if one were to occur. Finite-lived intangible assets may be impaired when the estimated undiscounted future cash flows generated from the assets are less than their carrying amounts. The Group may rely on a qualitative assessment when performing its intangible asset impairment test. Otherwise, the impairment evaluation is performed at the lowest level of identifiable cash flows independent of other assets.

Impairment of long-lived assets
(j)	Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group assesses the recoverability of the long-lived assets by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition where the fair value is lower than the carrying value, measurement of an impairment loss is recognized in the Consolidated Statements of Operations and Comprehensive Loss for the difference between the fair value, using the expected future discounted cash flows, and the carrying value of the assets. No impairment of long-lived assets was recognized for the years ended June 30, 2021, 2022 and 2023.

Revenue recognition
(k)	Revenue recognition

The Group applies the five-step model outlined in ASC 606, Revenue from Contracts with Customers (“ASC 606”), revenues are accounted for as contracts with customers. Under the guidance for contracts with customers, we are required to (a) identify the contract(s) with a customer, (b) identify the performance obligations in the contract, (c) determine the transaction price, (d) allocate the transaction price to the performance obligations in the contract and (e) recognize revenue when (or as) we satisfy its performance obligations. In determining the transaction price, we have included variable consideration only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized would not occur. Revenues are recorded net of sales related taxes and surcharges.

The Group generates revenues mainly from wealth management, and the Group started to generate revenues from asset management since April 2018 and insurance consulting service since January 2021.

Wealth management

Revenue from wealth management mainly includes distribution commissions and performance-based distribution fees, in a typical arrangement in which the Group serves as distributor.

Distribution commissions

Distribution commissions include one-time commissions and recurring management fees. Distribution commissions are primarily generated from distributions of financial products, including publicly raised fund products, privately raised fund products and other financial products. The Group enters into distribution agreements with financial product issuers which specify the key terms and conditions of the arrangement. Such agreements do not include rights of return, credits or discounts, rebates, price protection or other similar privileges.

The Group defines the “distribution of a financial product” for its revenue recognition purpose at the time when both of the following two criteria are met: (i) the product purchaser (the “investor”) has entered into a purchase or subscription contract with the relevant product issuer or fund manager and the investor has transferred the subscription fund to an escrow account designated by the product issuer or fund manager and (ii) the product issuer or fund manager has issued a formal notice to confirm the distribution of a financial product.

One-time commissions are calculated by multiplying a pre-agreed charge rate with the amount of products distributed, and are recorded at a point in time when the financial product is established or distributed. The Company charges an additional one-time commission fee for publicly raised funds distributed, by multiplying a pre-agreed charge rate with the amount of redemption, when the investor chooses to redeem the financial products. One-time commissions are typically paid on or shortly after the transaction is completed.

The Group also charges recurring management fees from the financial products issuers. Recurring management fees are recorded over time, and determined based on the types of financial products the Group distributes and calculated as either (i) pre-agreed percentage with the daily outstanding balance confirmed with the issuer, prorated daily, (ii) pre-agreed charge rate with the amount of products distributed, prorated by the actual period length of the product, or (iii) as a percentage of the fair value of the total investment in the financial products, calculated daily. Recurring management fees are typically paid on a regular basis (typically quarterly or annually) and are not subject to clawback once determined.

Performance-based distribution fees

Performance-based distribution fees are contributed by the distribution of privately raised fund products. The Group earns performance-based distribution fees from the issuers of the privately raised fund products, which are dependent on the extent by which the fund’s investment performance exceeds a certain threshold at the end of the contract term. Such performance-based fee is typically recognized at a point of time, usually at the end of the contract term when the cumulative return of the fund can be determined, and is not subject to clawback provisions.

Asset management

Revenue from asset management service mainly includes management fees and performance-based carried interest, in a typical arrangement in which the Group serves as the fund manager.

Management fees

Revenue from asset management, includes management fee from the privately raised funds managed by the Group. The single performance obligation is to manage and operate the fund in accordance with the contract throughout the fund duration. Management fees are recognized in the period during which the related services are performed in accordance with the contractual terms of the fund agreements from the established date to the terminated date of the funds. Management fees earned from certain investment funds are based upon a range of up to 2% of capital committed. By unanimous consent among the fund manager, investors and the trustee, the fund could be terminated earlier than the contract period, and the remaining portion of unamortized management fee shall be returned to the investors.

Performance-based carried interest

Performance-based carried interest is contributed by the Group managing and operating of privately raised fund products. The Group earns performance-based carried interest based on the extent by which the fund’s investment performance exceeds a certain threshold. Such performance-based fee is typically calculated and recognized at a point of time when the cumulative return of the fund can be determined, and is not subject to clawback provisions.

Insurance consulting service

Revenue from insurance consulting service mainly includes initial service fees and renewal service fees, in a typical arrangement in which the Group serves as the policyholder referral service provider rather than the principal of the sales of insurance policy.

Initial service fees

Revenue from initial service fees is based on first year premiums contributed by policyholders referred by the Group to insurance agency company, and includes initial commissions, initial promotion bonus and initial performance bonus. The single performance obligation is to provide policyholder referral service to insurance agency company. Initial service fees are recognized at a point of time when the Group satisfies its promise of referring policyholder to insurance agency company and an insurance policy is successfully signed and effective by the policyholder. Initial commissions are determined by multiplying a pre-agreed charge rate with first year premiums. Initial promotion bonus is determined by multiplying a pre-agreed charge rate with certain insurance products’ first year premiums. Initial performance bonus is variable according to different threshold of the total first year premiums. Initial service fees are recognized in the net amount the Group receives from the insurance agency company.

Renewal service fees

Revenue from renewal service fees are based on actual renewal premiums paid by policyholders referred by the Group to insurance agency company, and includes renewal commissions, renewal compensation and renewal performance bonus. Renewal service fees, which are considered as variable consideration, are not included in the initial transaction price and are recorded when it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur, i.e., when a policyholder pays the renewal premium to the insurance company and the policy is renewed, because the Group is not able to conclude a significant reversal to the estimated variable consideration not probable until the contingency resolved. Renewal commissions are determined by multiplying a pre-agreed charge rate with renewal premiums actually paid by the policyholders. Renewal compensation is determined by multiplying a pre-agreed charge rate with certain insurance products’ renewal premiums actually paid by the policyholders. Renewal performance bonus is variable according to different threshold of the total renewal premiums. Renewal service fees are recognized in the net amount the Group receives from the insurance agency company.

Disaggregation of revenue

	Years ended June 30,
	2021	2022	2023
	RMB	RMB	RMB

Wealth management	176,589	171,541	95,013
Distribution commissions	176,573	168,489	93,188
-- One-time commissions recognized at a point in time	109,308	80,943	31,993
-- Recurring management fees recognized over time	67,265	87,546	61,195
Performance-based distribution fees recognized at a point in time	16	3,052	1,825
Asset management	13,464	5,890	1,983
Management fees recognized over time	5,626	3,476	1,887
Performance-based fees recognized at a point in time	7,838	2,414	96
Consulting and other services	1,147	11,310	17,444
Insurance consulting services recognized at a point in time (1)	1,138	9,394	9,649
Other services(2)	9	1,916	7,795
Total	191,200	188,741	114,440
(1)	Insurance consulting services were started from January 2021, and were recognized at a point in time.
(2)	Other services primarily consist of consulting services for trust and family wealth inheritance recognized at a point in time.

Contract liability

Contract liability relates to unsatisfied performance obligations at the end of each reporting period and consists of cash payment received in advance and was recorded as “Advance receipts” in the Consolidated Balance Sheets. The amount of revenue recognized during the years ended June 30, 2022 and 2023 that was previously included in the contract liabilities balance as of June 30, 2021 and 2022 was nil and RMB1,500, respectively.

Cost of sales
(l)	Cost of sales

Cost of sales primarily includes (1) commission costs paid to sales agents based on the pre-agreed percentage and the amount of wealth management product distributions that were directly related to the contributions made by the sales agents, such as the amount of investments they have referred to the Group, and (2) costs related to consulting services for trust and family wealth inheritance.

Income taxes
(m)	Income taxes

The Group follows the guidance of ASC Topic 740 “Income Taxes” and uses liability method to account for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets, if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in Consolidated Statement of Operations and Comprehensive Loss in the period that includes the enactment date.

Uncertain tax positions
(n)	Uncertain tax positions

The Group follows the guidance of ASC Topic 740 “Income Taxes”, which prescribes a more-likely-than -not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. This Topic also provides guidance on recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. The Group recognizes interest on non-payment of income taxes and penalties associated with tax positions when a tax position does not meet more-likely-than-not threshold be sustained under examination. The tax returns of the Group’s PRC subsidiaries and the VIEs are subject to examination by the relevant tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB100. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. For the years ended June 30, 2021, 2022 and 2023, the Group recognized 2,800, RMB1,400 and RMB260 of provisions on its uncertain tax positions based on its analysis over transfer pricing within the income tax expense line item in the accompanying Consolidated Statements of Operations and Comprehensive Loss, and the Group did not recognize any interest and penalties. The accrued provisions and any related interest and penalties balances are included in the “Other tax liabilities” in the Consolidated Balance Sheets.

Value added tax (“VAT”)
(o)	Value added tax (“VAT”)

Pursuant to the Provisional Regulation of the PRC on VAT and the related implementing rules, all entities and individuals (“taxpayers”) that are engaged in the service industry in the PRC are generally required to pay VAT at a rate of 6% of the gross sales proceeds received, less any deductible VAT already paid or borne by the taxpayers. The Group’s PRC subsidiaries and the VIEs are subject to VAT at 6% of their revenues.

Non-controlling interest
(p)	Non-controlling interest

A non-controlling interest in a subsidiary of the Group represents the portion of the equity (net assets) in the subsidiary not directly or indirectly attributable to the Group. Non-controlling interests are presented as a separate component of equity on the Consolidated Balance Sheets and net income and other comprehensive income are attributed to controlling and non-controlling interests.

Fair value of financial instruments
(q)	Fair value of financial instruments

The Group records certain of its financial assets and liabilities at fair value on a recurring basis. Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:

Level 1	applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2	applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3	applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying values of the Group’s financial instruments, including cash and cash equivalents, restricted cash, accounts receivable, short-term investments, advance receipts from third parties, advance receipts from related parties, accounts payable, investors’ deposit, amounts due from and due to related parties, approximate their fair values due to the short-term nature of these instruments.

Leases
(r)	Leases

The Group applies Accounting Standards Update (ASU) 2016-02, Leases (Topic 842) when accounting for leases.

The Group has operating leases primarily for office space. The determination of whether an arrangement is a lease or contains a lease is made at inception by evaluating whether the arrangement conveys the right to use an identified asset and whether the Group obtains substantially all of the economic benefits from and has the ability to direct the use of the asset. Operating leases are included in operating lease right-of-use assets and operating lease liabilities on the Group’s Consolidated Balance Sheets. Operating lease ROU assets represent the Group’s right to use an underlying asset for the lease term and operating lease liabilities represent the Group’s obligation to make lease payments arising from the lease. The Group uses its estimated incremental borrowing rate as of the commencement date in determining the present value of lease payments. Operating lease ROU assets and operating lease liabilities are recognized based on the present value of lease payments over the lease term at the lease commencement date. To determine the incremental borrowing rate used to calculate the present value of future lease payments, the Group uses information including the Group’s credit rating, interest rates of similar debt instruments of entities with comparable credit ratings, as applicable. Variable components of the lease payments such as utilities, maintenance costs are expensed as incurred and not included in determining the present value. The lease terms include options to extend or terminate the lease when it is reasonably certain that the Group will exercise that option. The Group considers these options, which may be elected at the Group’s sole discretion, in determining the lease term on a lease-by-lease basis. Lease expense is recognized on a straight-line basis over the lease term. The Group has an accounting policy election to exempt leases with an initial term of 12 months or less from being recognized on the balance sheet.

Foreign currency translation
(s)	Foreign currency translation

The Group’s reporting and functional currency is Renminbi (“RMB”). The Group’s operations are principally conducted through the subsidiaries and the VIEs located in the PRC where the RMB is the functional currency. For those subsidiaries and the VIEs which are not located in the PRC and have the functional currency other than RMB, the financial statements are translated from their respective functional currencies into RMB.

Assets and liabilities of the Group’s overseas entities denominated in currencies other than the RMB are translated into RMB at the rates of exchange ruling at the balance sheet date. Equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustment and are shown as a separate component of other comprehensive income in the Consolidated Statements of Operations and Comprehensive Loss.

Translations of amounts from RMB into US$ are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB7.2513 on June 30, 2023, representing the certificated exchange rate published by the Federal Reserve Board. No representation is intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on June 30, 2023, or at any other rate.

Segment reporting
(t)	Segment reporting

The Group uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Group’s CODM has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group.

The Group manages its business as a single operating segment engaged in the provision of distribution and managing wealth management services in the PRC. Substantially all of its revenues are derived in the PRC. All long-lived assets are located in PRC.

Earnings per share (“EPS”)
(u)	Earnings per share (“EPS”)

Basic EPS is calculated by dividing the net income (loss) available to common shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted EPS is calculated by using the weighted average number of ordinary shares outstanding adjusted to include the potentially dilutive effect of outstanding share-based awards, unless their inclusion in the calculation is anti-dilutive.

Commitments and contingencies
(v)	Commitments and contingencies

The Group estimated losses from loss contingencies are accrued by a charge to income when information available before financial statements are issued or are available to be issued indicates that it is probable that an asset had been impaired or a liability had been incurred at the date of the financial statements and the amount of the loss can be reasonably estimated. Legal expenses associated with the contingency are expensed as incurred. If a loss contingency is not probable or reasonably estimable, disclosure of the loss contingency is made in the financial statements when it is at least reasonably possible that a material loss could be incurred.

Recently issued accounting standards
(w)	Recently issued accounting standards

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. The ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Financial institutions and other organizations will now use forward-looking information to better inform their credit loss estimates. Many of the loss estimation techniques applied today will still be permitted, although the inputs to those techniques will change to reflect the full amount of expected credit losses. Organizations will continue to use judgment to determine which loss estimation method is appropriate for their circumstances. The ASU requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of an organization’s portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements. In addition, the ASU amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. This ASU has subsequently been amended by ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-10, ASU 2019-11 and ASU 2020-03. The standard will replace today’s incurred loss approach with an expected loss model for instruments measured at amortized cost. Entities will apply the standard’s provisions as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective. This ASU is effective for public entities for annual and interim periods beginning after December 15, 2019, and effective for all other entities for annual and interim periods beginning after December 15, 2022. Early adoption is permitted for all entities for annual periods beginning after December 15, 2018, and interim periods therein. The Company adopted ASU2016-13 from July 1, 2023 and concluded that the adoption of this standard did not have a material impact on its consolidated financial statements.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Group’s consolidated financial statements upon adoption.